(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of loss on discontinued operation [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
The operating loss for the Cardiac point-of-care tests operation in Sweden and the (loss)/profit on re-measurement of its assets and liabilities are summarised as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	127	(8)	(22)
Foreign currency translation reserve	(64)	85	—
Tax (expense)/credit	(438)	—	590

Total (loss)/profit	(375)	77	568
(Loss)/Profit for the year from discontinued operations	(375)	77	568

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2020	December 31, 2019	December 31, 2018
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.02)	0.00	0.03
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.02)	0.00	0.02
Basic (loss)/earnings/ per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.01
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.01

Schedule of Cash Flows Attributable to Discontinued Operations	The cash flows attributable to discontinued operations are as follows:
	December 31, 2020	December 31, 2019	December 31, 2018
	US$000	US$000	US$000
Cash flows from operating activities	(22)	(5)	527